August 3, 2005

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Smith Barney Municipal Money Market Fund, Inc. (the “Fund”)

Post-Effective Amendment No. 37

File Nos. 002-69938 and 811-3112

Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 37 filed on July 29, 2005, which became effective on July 29, 2005.

The Prospectus has not changed since the filing of Post-Effective Amendment No. 37 filed on July 29, 2005.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Todd Lebo

Todd Lebo

Assistant Secretary